UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Leveraged Company Stock Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the last six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	28
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,117.60	$4.59
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.87	$4.38

* Expenses are equal to the Fund’s annualized expense ratio of .86%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Forest Oil Corp.	4.9	4.9
AES Corp.	4.0	4.5
Service Corp. International (SCI)	3.4	3.8
Teekay Shipping Corp.	3.3	4.5
General Maritime Corp.	3.2	3.4
ON Semiconductor Corp.	3.1	2.2
Range Resources Corp.	2.7	2.2
Sprint Nextel Corp.	2.4	2.8
OMI Corp.	2.3	2.8
Chesapeake Energy Corp.	2.2	1.9
	31.5
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Energy	34.4	34.3
Information Technology	14.0	9.1
Materials	12.9	14.6
Consumer Discretionary	9.1	9.6
Industrials	8.2	8.9

Semiannual Report 6

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.0%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.6%
Auto Components 0.6%
Tenneco, Inc. (a)	258,500	$5,674
TRW Automotive Holdings Corp. (a)	618,100	15,885
		21,559
Diversified Consumer Services – 3.4%
Carriage Services, Inc. Class A (a)	266,200	1,331
Service Corp. International (SCI) (f)	15,675,300	128,224
		129,555
Hotels, Restaurants & Leisure 2.5%
Alliance Gaming Corp. (a)(e)	896,000	13,628
Centerplate, Inc. unit	363,005	4,774
Friendly Ice Cream Corp. (a)(f)	423,400	3,662
Pinnacle Entertainment, Inc. (a)	1,164,000	33,546
Six Flags, Inc. (a)(e)	3,295,400	38,260
Sunterra Corp. (a)	242,900	3,486
		97,356
Media – 2.1%
Cablevision Systems Corp. – NY Group Class A (a)	242,900	5,975
Charter Communications, Inc. Class A (a)	13,115,971	15,608
Gray Television, Inc.	622,300	5,514
Liberty Global, Inc.:
Class A	33,815	724
Class C (a)	33,815	684
Nexstar Broadcasting Group, Inc. Class A (a)	222,000	921
NTL, Inc. (a)	244,669	15,475
Telewest Global, Inc. (a)	590,291	13,754
The DIRECTV Group, Inc. (a)	619,645	8,570
The Reader’s Digest Association, Inc. (non-vtg.)	752,900	11,964
Triple Crown Media, Inc. (a)	62,230	476
		79,665

TOTAL CONSUMER DISCRETIONARY		328,135

CONSUMER STAPLES 3.4%
Food & Staples Retailing – 2.3%
Albertsons, Inc.	1,379,300	34,689
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	21,338
Kroger Co. (a)	439,300	8,083

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Pathmark Stores, Inc. (a)	1,297,047	$14,086
Safeway, Inc.	445,700	10,447
		88,643
Food Products 0.8%
Corn Products International, Inc.	326,300	8,898
Kellogg Co.	84,900	3,642
Smithfield Foods, Inc. (a)	711,700	19,102
		31,642
Personal Products 0.3%
Revlon, Inc. Class A (sub. vtg.) (a)	2,968,399	10,271

TOTAL CONSUMER STAPLES		130,556

ENERGY 34.4%
Energy Equipment & Services – 7.1%
Grant Prideco, Inc. (a)	506,300	25,361
Grey Wolf, Inc. (a)	8,326,600	73,274
Hanover Compressor Co. (a)(e)	451,500	7,477
Hercules Offshore, Inc.	33,400	1,196
Nabors Industries Ltd. (a)	454,400	36,920
Noble Corp.	137,000	11,020
Petroleum Geo-Services ASA sponsored ADR (a)(e)	838,459	30,176
Pride International, Inc. (a)	646,100	22,814
Rowan Companies, Inc.	321,100	14,395
Universal Compression Holdings, Inc. (a)	1,057,100	50,741
		273,374
Oil, Gas & Consumable Fuels – 27.3%
Burlington Resources, Inc.	279,500	25,507
Chesapeake Energy Corp.	2,434,100	85,291
Comstock Resources, Inc. (a)	311,800	9,978
El Paso Corp.	2,647,700	35,638
Forest Oil Corp. (a)(f)	3,610,100	185,923
Frontier Oil Corp.	966,800	45,817
Frontline Ltd. (e)	185,300	7,368
Frontline Ltd. (NY Shares)	1,036,800	41,441
General Maritime Corp. (f)	3,249,200	121,975
Houston Exploration Co. (a)	89,200	5,538
KCS Energy, Inc. (a)	598,800	17,383
Nexen, Inc.	831,600	47,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
OMI Corp. (f)	5,100,900	$89,572
Overseas Shipholding Group, Inc.	308,400	15,907
Petrohawk Energy Corp. (a)	348,748	5,580
Range Resources Corp.	3,489,300	104,225
Ship Finance International Ltd.:
(Norway)	18,530	336
(NY Shares)	449,662	8,211
Teekay Shipping Corp.	3,258,300	126,552
Valero Energy Corp.	1,014,600	63,341
		1,043,189

TOTAL ENERGY		1,316,563

FINANCIALS – 1.1%
Insurance – 0.9%
American Financial Group, Inc., Ohio	902,800	33,963
Thrifts & Mortgage Finance – 0.2%
Capital Crossing Bank (a)	258,800	9,048

TOTAL FINANCIALS		43,011

HEALTH CARE – 3.1%
Health Care Equipment & Supplies – 0.7%
Baxter International, Inc.	430,100	15,849
Beckman Coulter, Inc.	159,200	9,480
		25,329
Health Care Providers & Services – 2.4%
DaVita, Inc. (a)	1,517,900	83,105
Emergency Medical Services Corp. Class A	258,600	3,240
Rural/Metro Corp. (a)	834,200	7,116
		93,461

TOTAL HEALTH CARE		118,790

INDUSTRIALS – 8.1%
Air Freight & Logistics – 0.1%
Park Ohio Holdings Corp. (a)	179,465	2,959
Airlines – 1.7%
AirTran Holdings, Inc. (a)	861,500	14,594

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Airlines – continued
AMR Corp. (a)(e)	1,914,530	$43,460
US Airways Group, Inc. (a)	230,246	6,755
		64,809
Building Products 1.4%
American Standard Companies, Inc.	613,200	22,075
Lennox International, Inc.	230,700	7,371
Masco Corp.	605,200	17,944
Royal Group Technologies Ltd. (sub. vtg.) (a)	564,700	5,156
		52,546
Commercial Services & Supplies – 3.0%
Allied Waste Industries, Inc. (a)	2,403,900	21,851
Cenveo, Inc. (a)	2,537,800	36,037
Clean Harbors, Inc. (a)	140,200	3,780
Global Cash Access Holdings, Inc.	305,200	4,718
Republic Services, Inc.	496,500	18,793
Waste Management, Inc.	904,900	28,577
		113,756
Construction & Engineering – 0.1%
Integrated Electrical Services, Inc. (a)(e)(f)	2,607,500	1,538
Industrial Conglomerates – 0.7%
Tyco International Ltd.	996,200	25,951
Machinery – 0.4%
Navistar International Corp. (a)	234,000	6,365
Terex Corp. (a)	82,700	5,830
Thermadyne Holdings Corp. (a)	64,900	970
Timken Co.	92,800	3,357
		16,522
Marine – 0.0%
American Commercial Lines, Inc.	8,000	267
Golden Ocean Group Ltd. (a)(e)	2,067,600	1,057
		1,324
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	246,400	19,742
Kansas City Southern (a)	326,700	8,488
		28,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.0%
H&E Equipment Services, Inc.	12,900	$298

TOTAL INDUSTRIALS		307,933

INFORMATION TECHNOLOGY – 14.0%
Communications Equipment – 1.2%
CIENA Corp. (a)	275,800	1,103
Lucent Technologies, Inc. (a)	3,259,600	8,605
Motorola, Inc.	1,515,100	34,408
		44,116
Computers & Peripherals – 1.7%
McDATA Corp. Class A (a)	2,591,100	11,064
Seagate Technology	1,653,300	43,118
Sun Microsystems, Inc. (a)	2,060,600	9,273
		63,455
Electronic Equipment & Instruments – 2.1%
Celestica, Inc. (sub. vtg.) (a)	2,861,100	28,286
DDi Corp. (a)	2,071,300	1,864
Merix Corp. (a)	385,000	3,138
Sanmina-SCI Corp. (a)	1,619,100	6,816
Solectron Corp. (a)	3,673,600	14,033
Viasystems Group, Inc. (a)	295,400	2,326
Viasystems Group, Inc. (a)(h)	625,780	4,928
Vishay Intertechnology, Inc. (a)	1,248,400	19,762
		81,153
Semiconductors & Semiconductor Equipment – 8.8%
AMIS Holdings, Inc. (a)	1,195,324	12,372
Amkor Technology, Inc. (a)(e)(f)	10,216,536	57,519
Atmel Corp. (a)	15,094,700	59,624
Cypress Semiconductor Corp. (a)	1,151,200	19,490
Fairchild Semiconductor International, Inc. (a)	200,000	3,990
Freescale Semiconductor, Inc.:
Class A (a)	1,273,500	32,041
Class B (a)	27,040	683
ON Semiconductor Corp. (a)(f)	15,656,600	117,581
Skyworks Solutions, Inc. (a)	1,112,647	5,875

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
STATS ChipPAC Ltd. sponsored ADR (a)(e)	2,926,900	$20,488
Texas Instruments, Inc.	262,700	7,679
		337,342
Software 0.2%
Sybase, Inc. (a)	396,100	8,552

TOTAL INFORMATION TECHNOLOGY		534,618

MATERIALS 12.8%
Chemicals – 5.8%
Albemarle Corp.	442,000	19,346
Arch Chemicals, Inc.	648,542	20,105
Celanese Corp. Class A	4,143,100	84,809
Chemtura Corp.	3,681,661	46,278
Methanex Corp.	701,700	15,137
NOVA Chemicals Corp. (e)	537,000	18,624
Rhodia SA sponsored ADR	7,102,200	18,821
Texas Petrochemicals, Inc. (a)	11,700	254
		223,374
Construction Materials 0.1%
Texas Industries, Inc.	53,800	2,895
Containers & Packaging – 3.4%
Owens Illinois, Inc. (a)	1,132,890	24,912
Packaging Corp. of America	179,700	4,169
Pactiv Corp. (a)	2,006,300	44,620
Sealed Air Corp. (a)	156,900	8,672
Smurfit-Stone Container Corp. (a)	3,726,482	47,662
		130,035
Metals & Mining – 0.7%
Allegheny Technologies, Inc.	145,600	7,549
Chaparral Steel Co. (a)	53,800	2,208
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	18,151
Haynes International, Inc. (a)	16,834	450
		28,358
Paper & Forest Products 2.8%
Aracruz Celulose SA (PN B) sponsored ADR	184,500	7,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Paper & Forest Products – continued
International Paper Co.	1,527,900	$49,855
Weyerhaeuser Co.	691,100	48,211
		105,306

TOTAL MATERIALS		489,968

TELECOMMUNICATION SERVICES – 6.5%
Diversified Telecommunication Services – 2.8%
General Communications, Inc. Class A (a)	907,800	9,850
McLeodUSA, Inc. (a)	1,701,867	11,913
Qwest Communications International, Inc. (a)	13,642,400	82,127
XO Communications, Inc. (a)	926,500	2,048
		105,938
Wireless Telecommunication Services – 3.7%
American Tower Corp. Class A (a)	300,300	9,291
Crown Castle International Corp. (a)	536,100	16,957
Dobson Communications Corp. Class A (a)	1,733,300	12,861
NII Holdings, Inc. (a)	221,600	10,960
Sprint Nextel Corp.	4,005,697	91,690
		141,759

TOTAL TELECOMMUNICATION SERVICES		247,697

UTILITIES – 6.0%
Independent Power Producers & Energy Traders – 4.2%
AES Corp. (a)	8,930,458	152,175
Mirant Corp. (a)	335,400	9,391
		161,566
Multi-Utilities – 1.8%
Aquila, Inc. (a)	911,800	3,328
CMS Energy Corp. (a)	4,552,600	65,876
		69,204

TOTAL UTILITIES		230,770

TOTAL COMMON STOCKS
(Cost $2,641,938)		3,748,041

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	84	$0
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $0)		0

Corporate Bonds 1.1%
	Principal
	Amount (000s)
Convertible Bonds 0.4%

TELECOMMUNICATION SERVICES – 0.4%
Wireless Telecommunication Services – 0.4%
ICO North America, Inc. 7.5% 8/15/09 (h)	$11,095	14,978
Nonconvertible Bonds – 0.7%

CONSUMER DISCRETIONARY – 0.5%
Auto Components 0.5%
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	24,470	18,108
INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (g)(i)	11,835	2,042
Northwest Airlines, Inc.:
8.7% 3/15/07 (i)	1,750	648
9.875% 3/15/07 (i)	7,000	2,590
		5,280

MATERIALS 0.1%
Chemicals – 0.1%
Pliant Corp.:
11.125% 9/1/09	415	362
13% 6/1/10 (i)	2,345	563
		925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued
MATERIALS – continued
Containers & Packaging – 0.0%
Huntsman Packaging Corp. 13% 6/1/10 (i)	$3,700	$888
TOTAL MATERIALS		1,813

TOTAL NONCONVERTIBLE BONDS		25,201
TOTAL CORPORATE BONDS
(Cost $41,309)		40,179
Money Market Funds 3.2%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	43,602,990	43,603
Fidelity Securities Lending Cash Central Fund,
4.48% (b)(c)	80,646,041	80,646
TOTAL MONEY MARKET FUNDS
(Cost $124,249)		124,249
TOTAL INVESTMENT PORTFOLIO 102.3%
(Cost $2,807,496)		3,912,469

NET OTHER ASSETS – (2.3)%		(87,333)
NET ASSETS 100%		$3,825,136

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

(c) Investment made with cash collateral
received from securities on loan.

(d) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(e) Security or a portion of the security is on
loan at period end.

(f) Affiliated company

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $20,150,000 or
0.5% of net assets.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $19,906,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$11,095
Viasystems
Group, Inc.	2/13/04	$12,594

(i) Non-income producing — Issuer is in default.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
(Amounts in
thousands)
Fidelity Cash Central Fund	$575
Fidelity Securities Lending Cash Central Fund	1,317
Total	$1,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Amkor Technology, Inc.	$43,989	$4,588	$—	$—	$57,519
Cenveo, Inc.	14,879	6,901
Forest Oil Corp.	161,587	—	—	—	185,923
Friendly Ice Cream
Corp.	5,102	—	—	—	3,662
General Maritime
Corp.	114,085	11,764	1,086	3,277	121,975
Integrated Electrical
Services, Inc.	7,223	—	—	—	1,538
OMI Corp.	91,969	—	—	816	89,572
ON Semiconductor
Corp.	74,157	12,885	—	—	117,581
Service Corp.
International (SCI)	126,376	9,443	—	784	128,224
Total	$639,367	$45,581	$1,086	$4,877	$705,994

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.9%
Marshall Islands	8.8%
Canada	2.9%
Bermuda	1.5%
Cayman Islands	1.4%
Others (individually less than 1%) .	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $77,841) See accompanying schedule:
Unaffiliated issuers (cost $2,174,645)	$3,082,226
Affiliated Central Funds (cost $124,249)	124,249
Other affiliated issuers (cost $508,602)	705,994
Total Investments (cost $2,807,496)		$3,912,469
Receivable for fund shares sold		16,073
Dividends receivable		860
Interest receivable		487
Prepaid expenses		14
Other affiliated receivables		3
Other receivables		377
Total assets		3,930,283

Liabilities
Payable for investments purchased	$11,620
Payable for fund shares redeemed	10,286
Accrued management fee	1,899
Other affiliated payables	661
Other payables and accrued expenses	35
Collateral on securities loaned, at value	80,646
Total liabilities		105,147

Net Assets		$3,825,136
Net Assets consist of:
Paid in capital		$2,671,045
Undistributed net investment income		5,033
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		44,085
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,104,973
Net Assets, for 137,527 shares outstanding		$3,825,136
Net Asset Value, offering price and redemption price per
share ($3,825,136 ÷ 137,527 shares)		$27.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends (including $4,877 received from other
affiliated issuers)		$23,253
Interest		598
Income from affiliated Central Funds (including $1,317
from security lending)		1,892
Total income		25,743

Expenses
Management fee	$10,695
Transfer agent fees	3,438
Accounting and security lending fees	493
Independent trustees’ compensation	7
Custodian fees and expenses	28
Registration fees	69
Audit	31
Legal	16
Interest	1
Miscellaneous	12
Total expenses before reductions	14,790
Expense reductions	(187)	14,603

Net investment income (loss)		11,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,356
Other affiliated issuers	(192)
Foreign currency transactions	(30)
Total net realized gain (loss)		61,134
Change in net unrealized appreciation (depreciation) on:
Investment securities	320,400
Total change in net unrealized appreciation
(depreciation)		320,400
Net gain (loss)		381,534
Net increase (decrease) in net assets resulting from
operations		$392,674

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,140	$23,691
Net realized gain (loss)	61,134	54,521
Change in net unrealized appreciation (depreciation) .	320,400	531,827
Net increase (decrease) in net assets resulting
from operations	392,674	610,039
Distributions to shareholders from net investment income .	(28,125)	(3,319)
Distributions to shareholders from net realized gain	(54,860)	(83,082)
Total distributions	(82,985)	(86,401)
Share transactions
Proceeds from sales of shares	858,989	1,965,483
Reinvestment of distributions	79,716	82,683
Cost of shares redeemed	(751,548)	(749,454)
Net increase (decrease) in net assets resulting from
share transactions	187,157	1,298,712
Redemption fees	521	1,224
Total increase (decrease) in net assets	497,367	1,823,574

Net Assets
Beginning of period	3,327,769	1,504,195
End of period (including undistributed net investment
income of $5,033 and undistributed net investment
income of $23,521, respectively)	$3,825,136	$3,327,769

Other Information
Shares
Sold	33,283	85,928
Issued in reinvestment of distributions	3,063	4,283
Redeemed	(29,432)	(34,148)
Net increase (decrease)	6,914	56,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights

	Six months ended	Years ended July 31,
	January 31, 2006
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning
of period	$ 25.48	$ 20.18	$ 14.93	$ 7.37	$ 10.66	$ 10.00
Income from Investment
Operations
Net investment income
(loss)D	08	.24E	.04	.01	.11H	.07
Net realized and unre
alized gain (loss)	2.87	6.21	5.45	7.49	(3.22)H	.58
Total from investment
operations	2.95	6.45	5.49	7.50	(3.11)	.65
Distributions from net
investment income	(.21)	(.04)	—	—	(.20)	—
Distributions from net
realized gain	(.41)	(1.12)	(.27)	—	—	—
Total distributions	(.62)	(1.16)	(.27)	—	(.20)	—
Redemption fees added to
paid in capitalD	—I	.01	.03	.06	.02	.01
Net asset value, end of
period	$ 27.81	$ 25.48	$ 20.18	$ 14.93	$ 7.37	$ 10.66
Total ReturnB,C	11.76%	33.93%	37.27%	102.58%	(29.40)%	6.60%
Ratios to Average Net AssetsG
Expenses before
reductions	86%A	.87%	.88%	.93%	1.14%	.94%A
Expenses net of fee
waivers, if any	86%A	.87%	.88%	.93%	1.14%	.94%A
Expenses net of all
reductions	85%A	.84%	.85%	.83%	.93%	.83%A
Net investment income
(loss)	65%A	1.04%E	.23%	.07%	1.16%H	1.12%A
Supplemental Data
Net assets, end of pe-
riod (in millions)	$ 3,825	$ 3,328	$ 1,504	$ 718	$ 36	$ 195
Portfolio turnover rate .	24%A	16%	35%	79%	203%	230%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects an in kind dividend received in a corporate reorganization which amounted to $0.10 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .61%.
F For the period December 19, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Leveraged Company Stock Fund (the fund) is a non diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s

Semiannual Report

22

1. Significant Accounting Policies continued
Security Valuation continued

utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,252,914
Unrealized depreciation	(148,092)
Net unrealized appreciation (depreciation)	$1,104,822
Cost for federal income tax purposes	$2,807,647

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

24

2. Operating Policies. continued

Repurchase Agreements continued

government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $495,650 and $410,181, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average	Interest
Borrower or Lender	Balance	Interest Rate	Expense
Borrower	$6,671	3.88%	$1

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

26

6. Security Lending continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $169 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $5 and $13, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Leveraged Company Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

28

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

LSF USAN-0306 1.789286.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund: Fidelity Leveraged Company Stock Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Leveraged Company Stock Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006